Commitments and contingencies	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies
(a)Contingencies
AQN and its subsidiaries are involved in various claims and litigation arising out of the ordinary course and conduct of its business. Although such matters cannot be predicted with certainty, management does not consider AQN’s exposure to such litigation to be material to these unaudited interim consolidated financial statements. Accruals for any contingencies related to these items are recorded in the consolidated financial statements at the time it is concluded that its occurrence is probable and the related liability is estimable.
Claim by Gaia Power Inc.
On October 30, 2018, Gaia Power Inc. (“Gaia”) commenced an action in the Ontario Superior Court of Justice against AQN and certain of its subsidiaries, claiming damages and punitive damages. The action arose from Gaia’s 2010 sale, to a subsidiary of AQN, of Gaia’s interest in certain proposed wind farm projects in Canada. Pursuant to a 2010 royalty agreement, Gaia is entitled to royalty payments if the projects are developed and achieve certain agreed targets.
The parties agreed to arbitrate the dispute, and concluded hearings on March 17, 2021. The arbitrator released his decision subsequent to quarter-end on August 6, 2021, dismissing Gaia's damages claims for oppression and conspiracy, and also dismissing Gaia's punitive damages claim. The arbitrator confirmed that development fees and royalties, calculated as a sliding percentage of the facility's EBITDA (as argued for by the Company), are payable to Gaia in connection with the Company's 74 MW Amherst Island Wind Facility in Ontario. The arbitrator also found that development fees and royalties, calculated on substantially the same basis as the royalties for Amherst Island, are payable to Gaia in connection with the Company's 175 MW Blue Hill Wind Project in Saskatchewan. The Company is taking steps to determine its immediate and ongoing obligations to Gaia in light of the arbitrator's award.
Condemnation expropriation proceedings
Liberty Utilities (Apple Valley Ranchos Water) Corp. ("Liberty Apple Valley") is the subject of a condemnation lawsuit filed by the Town of Apple Valley (the “Town”). On May 7, 2021, the Court issued a tentative statement of decision denying the Town’s attempt to take the Apple Valley water system by eminent domain. The ruling confirms that Liberty Apple Valley’s continued ownership and operation of the water system is in the best interest of the community. The Court is expected to issue a final statement of decision in August or September 2021. Upon entry of a final statement of decision consistent with the tentative statement of decision, the Town’s lawsuit would be dismissed, and the Town would be required to compensate Liberty Apple Valley for litigation expenses. The Court’s ruling is subject to appeal by the Town.
Mountain View fire
On November 17, 2020, a wildfire now known as the Mountain View fire occurred in the territory of Liberty Utilities (CalPeco Electric) LLC. The cause of the fire is undetermined at this time, and CAL FIRE has not yet issued a report. There are currently active lawsuits that name the Company and/or certain of its subsidiaries as defendants in connection with the Mountain View fire. The likelihood of success in these lawsuits cannot be reasonably predicted. Liberty Utilities (CalPeco Electric) LLC intends to vigorously defend them. The Company has wildfire liability insurance that is expected to apply up to applicable policy limits.
(b)Commitments
In addition to the commitments related to the development projects disclosed in note 6, the following significant commitments exist as at June 30, 2021.
AQN has outstanding purchase commitments for power purchases, gas supply and service agreements, service agreements, capital project commitments and land easements.
19.Commitments and contingencies (continued)
(b)Commitments (continued)
Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Power purchase (i)	$48,177	$27,767	$27,101	$27,334	$19,631	$161,284	$311,294
Gas supply and service agreements (ii)	78,929	58,768	46,774	43,862	29,650	146,039	404,022
Service agreements	62,055	57,813	58,377	56,163	53,706	369,283	657,397
Capital projects	107,001	—	—	—	—	—	107,001
Land easements and others	12,947	12,997	13,171	13,343	13,517	479,555	545,530
Total	$309,109	$157,345	$145,423	$140,702	$116,504	$1,156,161	$2,025,244
(i)    Power purchase: AQN’s electric distribution facilities have commitments to purchase physical quantities of power for load serving requirements. The commitment amounts included in the table above are based on market prices as at June 30, 2021. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate-adjustment mechanism.
(ii)     Gas supply and service agreements: AQN’s gas distribution facilities and thermal generation facilities have commitments to purchase physical quantities of natural gas under contracts for purposes of load serving requirements and of generating power.